Long-Term Debt - Bridge Loan (Details)		3 Months Ended
	Mar. 04, 2024 USD ($) lender $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 10, 2023 USD ($)
Debt Instrument [Line Items]
Unamortized debt issuance expense		$ 8,232,488		$ 61,857
Aggregate Bridge Loans
Debt Instrument [Line Items]
Debt instrument face amount					$ 1,000,000
Aggregate amount of cash value option portion	$ 960,000
Interest expense		160,000
Bridge Loan
Debt Instrument [Line Items]
Debt instrument face amount					$ 200,000	$ 1,000,000
Debt instrument, interest rate, stated percentage					0.00%
Maturity cash value option rate					120.00%
Maturity cash value option					$ 240,000
Share price (usd per share) | $ / shares	$ 2
Lenders who opted for the cash value option | lender	4
Total number of lenders | lender	5
Long-term debt, net		0		774,337
Unamortized debt issuance expense				$ 25,663
Interest expense		$ 25,663	$ 0